Leases - Weighted average remaining lease term and discount rate (Details)	Jun. 30, 2026	Dec. 31, 2025
Lessee Disclosure [Abstract]
Weighted average remaining lease term (years), operating leases	5 years 2 months 4 days	5 years 3 months 29 days
Weighted average discount rate, operating leases (as a percent)	8.52%	8.34%